Income taxes (Details 3) (CAD)	Jun. 30, 2012	Jun. 30, 2011
Tax Credit Carryforward [Line Items]
Operating losses	60,465,925	60,762,821
Capital operating losses
Tax Credit Carryforward [Line Items]
Operating losses	42,617,000	41,829,000
Capital operating losses | 2012
Tax Credit Carryforward [Line Items]
Operating losses	439,000
Capital operating losses | 2013
Tax Credit Carryforward [Line Items]
Operating losses	1,146,000
Capital operating losses | 2014
Tax Credit Carryforward [Line Items]
Operating losses	3,701,000
Capital operating losses | 2015
Tax Credit Carryforward [Line Items]
Operating losses	5,517,000
Capital operating losses | 2016
Tax Credit Carryforward [Line Items]
Operating losses	9,811,000
Capital operating losses | 2017
Tax Credit Carryforward [Line Items]
Operating losses	4,461,000
Capital operating losses | 2018
Tax Credit Carryforward [Line Items]
Operating losses	4,473,000
Capital operating losses | 2019
Tax Credit Carryforward [Line Items]
Operating losses	2,275,000
Capital operating losses | 2020
Tax Credit Carryforward [Line Items]
Operating losses	2,291,000
Capital operating losses | 2021
Tax Credit Carryforward [Line Items]
Operating losses	7,878,000
Capital operating losses | 2022
Tax Credit Carryforward [Line Items]
Operating losses	625,000